Close-down, restoration and environmental provisions (Detail) - Close down restoration and environmental - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [Line Items]
Opening balance	$ 17,831	$ 15,731
Adjustment on currency translation	163	907
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	508	811
Charged/(credited) to profit:
– increases to existing and new provisions	427	518
– decreases and unused amounts reversed	(21)	(126)
– exchange losses/(gains) on provisions	12	(48)
– amortisation of discount	440	768
Utilised in the period	(477)	(1,049)
Newly consolidated operations	0	319
Transfers and other movements	(1)	0
Closing balance	18,882	17,831
Balance sheet analysis:
Current	1,215	1,128
Non-current	17,667	16,703
Total	18,882	17,831
Closure related receivables	$ 411	$ 394